Financial Risk Management - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of credit risk exposure [abstract]
Maturity of trade receivables	Trade receivables are usually due within 30-90 days from the date of invoicing.	Trade receivables are usually due within 30-90 days from the date of invoicing.